Revenue - Schedule of Revenue from Contracts with Customers Allocated to Revenue Streams (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 40,450	$ 28,400	$ 25,362
SOPHiA Platform
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	39,465	27,221	23,710
Workflow Equipment And Services
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 985	$ 1,179	$ 1,652